Summary of Lease Reported in Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease right-of-use assets	$ 436,493	$ 630,618	$ 858,600
Other current liabilities		339,755	295,595
Operating lease liabilities	225,368	488,748	828,503
Total operating lease liabilities		828,503	1,124,098
Property and equipment		76,928	76,928
Accumulated amortization		(44,988)	(29,602)
Property and equipment, net		31,940	47,326
Current installments of obligations under finance leases	16,805	16,053	15,096
Long-term portion of obligations under finance leases	$ 8,792	21,487	37,534
Total finance lease liabilities		$ 37,540	$ 52,630